Item G.1.a.ii. Provision of financial support. If the Registrant responded “YES” to Item B.14., provide the following information (unless the Registrant is a Money Market Fund):

(a)	Description of nature of support: cash investment
(b)	Person providing support: Pacific Life Insurance Company
(c)	Brief description of relationship between the person providing support and the Registrant: Pacific Life Insurance Company is the Administrator of the Registrant
(d)	Date support provided: April 29, 2021 and October 28, 2021
(e)

Amount of support.  $37,730,000

•         Hedged Equity Class I – $14,900,000

•         Hedged Equity Class P – $100,000

•         ESG Diversified Class I - $9,900,000

•         ESG Diversified Class P - $100,000

•         Intermediate Bond Class I - $130,000

•         International Growth Class I - $100,000

•         ESG Diversified Growth Class I - $12,400,000

•         ESG Diversified Growth Class P - $100,000

(f)

Security supported (if applicable). Disclose the full name of the issuer, the title of the issue (including coupon or yield, if applicable) and at least two identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI).  Not applicable

(g)	Value of security supported on date support was initiated (if applicable). Not applicable
(h)	Brief description of reason for support. To temporarily support the expenses relating to the new share class for these new and existing Funds until sufficient sales occur.
(i)	Term of support. None
(j)	Brief description of any contractual restrictions relating to support. None